Liability under insurance contracts and reinsurance contracts - Summary of current estimates of future cash flows (Details) - ₩ / shares	Dec. 31, 2025	Dec. 31, 2024
Life insurance
Life insurance:
Expense Ratio	₩ 0	₩ 0
The confidence level for nonfinancial risks	75.00%	75.00%
Non life insurance [Member]
Life insurance:
Expense Ratio	₩ 0	₩ 0
The confidence level for nonfinancial risks	75.00%	75.00%
Bottom of range [member]
Life insurance:
Discount rate	3.81%	3.45%
Bottom of range [member] | Life insurance
Life insurance:
Lapse ratio	0.00%	0.00%
Loss ratio	3.16%	8.00%
Discount rate	2.79%	2.31%
Bottom of range [member] | Non life insurance [Member]
Life insurance:
Lapse ratio		0.00%
Loss ratio	12.43%	12.98%
Discount rate	2.79%	2.31%
Bottom of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Lapse ratio	0.12%	1.60%
Loss ratio	44.62%	36.81%
Top of range [member]
Life insurance:
Discount rate	4.93%	4.66%
Top of range [member] | Life insurance
Life insurance:
Lapse ratio	66.77%	69.75%
Loss ratio	1787.70%	316.00%
Discount rate	4.59%	4.55%
Top of range [member] | Non life insurance [Member]
Life insurance:
Lapse ratio		52.76%
Loss ratio	66.91%	81.54%
Discount rate	4.30%	4.55%
Top of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Lapse ratio	25.47%	25.47%
Loss ratio	281.80%	422.10%